Expense Example - American Century ETF Trust - American Century Multisector Floating Income ETF Series - American Century Multisector Floating Income ETF Class	Jan. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	$ 243